Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments
Schedule of convertible note

The following table presents information about the convertible note:

Investment	$4,500
Accrued interest	59
Amortized costs basis	4,559
Unrealized holding gains (losses) in accumulated other comprehensive income	150
Fair value as of December 31, 2023	$4,709